18. Risk factors and Derivative Instruments	12 Months Ended
Dec. 31, 2015
Risk factors and Derivative Instruments

Financial risk factors

The Group’s activities expose it to a variety of financial risks: foreign exchange rate risk and credit risk.

(i)	Credit risk

The Group has no significant concentration of credit risk.  The Group has policies in place to ensure that sales of products are made to customers with an appropriate credit history.  The Group has policies that limit the amount of credit exposure to any customers. Derivative counterparties and cash transactions are limited to high credit quality banks.

(ii)	Foreign exchange risk

The Group operates in Hong Kong, the PRC and trades with both local and overseas customers, and is exposed to foreign exchange risk arising from various currency exposures, primarily with respect to purchases in, Hong Kong dollar, Renminbi and Euro.  Foreign exchange risk arises from committed and unmatched future commercial transactions, such as confirmed import purchase orders and sales orders, recognised assets and liabilities, and net investment in the PRC operations. The Group uses derivative financial instruments such as foreign exchange contracts to hedge certain foreign currency exposures.

The Group’s prevailing risk management policy is to hedge the net committed transactions (mainly sales and import purchases) in each major currency.

The Company’s policy generally permits the use of derivatives if they are associated with underlying assets or liabilities, forecasted transactions, or legally binding rights or obligations. There were no such derivatives during the years ended December 31, 2015 and 2014.

ZHEJIANG JIAHUAN
Risk factors and Derivative Instruments

The Group’s activities expose itself mainly to credit risk.

The Group has no significant concentration of credit risk.  The Group has policies in place to ensure that sales of products are made to customers with an appropriate credit history.  The Group has policies that limit the amount of credit exposure to any customers.

ZHEJIANG TIANLAN
Risk factors and Derivative Instruments

The Group’s activities expose itself mainly to credit risk.

The Group has no significant concentration of credit risk.  The Group has policies in place to ensure that sales of products are made to customers with an appropriate credit history.  The Group has policies that limit the amount of credit exposure to any customers.